Share-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Incentive Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	29,000
Granted (in shares)	0
Dividends (in shares)	0
Forfeited or expired (in shares)	0
Vested and issued (in shares)	(29,000)
Nonvested/unissued at year end (in shares)	0	29,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 79.16
Granted (in USD per share)	0
Forfeited or expired (in USD per share)	0
Vested and issued (in USD per share)	79.16
Ending balance (in USD per share)	$ 0	$ 79.16
Vested and issued (in shares)	29,000
Restricted Stock/Unit Plan
Number of nonvested/unissued shares
Nonvested/unissued at beginning of year (in shares)	365,000
Granted (in shares)	129,000
Dividends (in shares)	8,000
Forfeited or expired (in shares)	0
Vested and issued (in shares)	(101,000)
Nonvested/unissued at year end (in shares)	401,000	365,000
Weighted- average grant date fair value
Beginning balance (in USD per share)	$ 60.94
Granted (in USD per share)	76.85	$ 81.75	$ 69.16
Forfeited or expired (in USD per share)	0
Vested and issued (in USD per share)	71.06
Ending balance (in USD per share)	$ 62.23	$ 60.94
Vested and issued (in shares)	101,000
Restricted Stock/Unit Plan | Performance Shares
Number of nonvested/unissued shares
Granted (in shares)	77,400
Vested and issued (in shares)	(35,500)
Weighted- average grant date fair value
Vested and issued (in shares)	35,500